Long-Term Debt	12 Months Ended
Dec. 31, 2013
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
LONG-TERM DEBT

The components of long-term debt are summarized below (dollars in thousands):

	2013	2012

Junior subordinated debentures owed to City Holding Capital Trust III, due 2038, interest at a rate of 3.74% and 3.89%, respectively	$16,495	$16,495

The Company formed a statutory business trust, City Holding Capital Trust III (“Capital Trust III”), under the laws of Delaware.  Capital Trust III was created for the exclusive purpose of (i) issuing trust-preferred capital securities (“Capital Securities”), which represent preferred undivided beneficial interests in the assets of the trust, (ii) using the proceeds from the sale of the Capital Securities to acquire junior subordinated debentures (“Debentures”) issued by the Company, and (iii) engaging in only those activities necessary or incidental thereto.  The trust is considered a variable interest entity for which the Company is not the primary beneficiary.  Accordingly, the accounts of the trusts are not included in the Company’s consolidated financial statements.

Distributions on the Debentures are cumulative and will be payable quarterly at an interest rate of 3.50% over the three month LIBOR rate, reset quarterly.  Interest payments are due in March, June, September and December.  The Debentures are redeemable prior to maturity at the option of the Company (i) in whole or at any time or in part from time-to-time, at declining redemption prices ranging from 103.525% to 100.000% on June 15, 2013, and thereafter, or (ii) in whole, but not in part, at any time within 90 days following the occurrence and during the continuation of certain pre-defined events.

Payments of distributions on the trust preferred securities and payments on redemption of the trust preferred securities are guaranteed by the Company.  The Company also entered into an agreement as to expenses and liabilities with the trust pursuant to which it agreed, on a subordinated basis, to pay any costs, expenses or liabilities of the trust other than those arising under the trust preferred securities.  The obligations of the Company under the junior subordinated debentures, the related indentures, the trust agreement establishing the trust, the guarantees and the agreements as to expenses and liabilities, in the aggregate, constitute a full and unconditional guarantee by the Company of the trust’s obligations under the trust preferred securities.  The Capital Securities issued by the statutory business trusts qualify as Tier 1 capital for the Company under current Federal Reserve Board guidelines.